Fair Value of Financial Instruments - Summary of Carrying Values and the Estimated Fair Values of the Debt Financial Instruments (Detail) - Fair Value, Inputs, Level 2 [Member] - USD ($)
$ in Thousands
	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Carrying Value [Member]
Schedule of carrying values and the estimated fair values of the debt financial instruments [Line Items]
Term Loan Agreement due May 5, 2024	$ 467,112	$ 808,507	$ 816,570
2021 Senior Notes due October 1, 2021		315,000	315,000
Revolving Credit Facility, expires March 9, 2022	44,000
Estimated Fair Value [Member]
Schedule of carrying values and the estimated fair values of the debt financial instruments [Line Items]
Term Loan Agreement due May 5, 2024	461,273	804,464	821,306
2021 Senior Notes due October 1, 2021		$ 315,000	$ 320,119
Revolving Credit Facility, expires March 9, 2022	$ 44,000